Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000141690 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000141690 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000141690 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000141690 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000141690 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141690 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141690 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141690 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141690 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141690 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141690 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000141690 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000141690 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141690 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141690 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141691 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000141691 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000141691 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000141691 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000141691 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141691 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141691 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141691 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141691 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141691 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141691 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000141691 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000141691 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141691 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141691 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169049 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000169049 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000169049 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169049 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169049 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169049 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169049 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169049 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169049 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169049 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169049 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000169049 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000169049 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169049 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169049 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%